SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Summary of ownership interests in significant subsidiaries

	Accounting	December 31,	December 31,
	method	2022	2021
RTC	Consolidated	100.0%	100.0%
MTS Bank	Consolidated	99.9%	99.9%
MGTS Group	Consolidated	94.7%	94.7%
Multiregional TransitTelecom (Note 4)	Consolidated	100.0%	100.0%
MTS Armenia	Consolidated	100.0%	100.0%
Nvision Czech Republic1)	Consolidated	100.0%	100.0%
VisionLabs Group (Note 4)	Consolidated	100.0%	—
Gulfstream Group (Note 4)	Consolidated	58.4%	—
Bronevik (Note 4)	Consolidated	100.0%	—
Webinar (Note 4)	Consolidated	84.3%	—
BIC (Tower infrastructure Company)2)	Consolidated	100.0%	—
MDTZK LLC (Ticketland)	Consolidated	100.0%	100.0%
Kulturnaya Sluzhba (Ponominalu)	Consolidated	100.0%	100.0%
Sputnikovoe TV3)	Consolidated	—	100.0%
IT-Grad (Note 4)	Consolidated	100.0%	100.0%
MTS Avto (former Stopol) (Note 4)	Consolidated	100.0%	100.0%
"Zelenaya Tochka" Group – Achemar Holdings Ltd (Note 4)	Consolidated	100.0%	100.0%
Oblachny Retail LLC3)	Consolidated	—	100.0%
MTS Media	Consolidated	100.0%	100.0%
Navigation Information Systems Group	Consolidated	100.0%	94.7%
MTS Didgital (former MTS IT)	Consolidated	100.0%	100.0%
Kinopolis (Note 4)	Consolidated	100.0%	100.0%
Sistema Capital (Note 4)	Consolidated	100.0%	100.0%
Stream	Consolidated	100.0%	100.0%
MTS Turkmenistan	Consolidated	100.0%	100.0%
MTS Artificial Intelligence	Consolidated	100.0%	100.0%
Energy Group (Note 4)	Consolidated	100.0%	100.0%
Dega	Consolidated	100.0%	100.0%
Stream Digital	Consolidated	100.0%	100.0%
Bastion	Consolidated	100.0%	100.0%
MTS International Funding Limited 4) (“MTS International”)	Consolidated	SE	SE
MTS Belarus (Note 15)	Equity	49.0%	49.0%
1)	Part of Nvision Czech Republic Group – NVision Czech Republic a.s.- was sold in October 2022, the results of the disposed subsidiary are presented as discontinued operations (Note 10) in the accompanying audited consolidated statements of profit or loss for the year ended December 31, 2022
2)	Spinned of from PJSC MTS
3)	Merged with PJSC MTS in 2022
4)	A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued USD 750 million 8.625% notes due in 2020 (fully repaid in June 2020) and USD 500 million 5.0% notes due in 2023, respectively (Note 23). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes’ maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

Schedule of standards, interpretations and amendments adopted

Amendments to IAS 37	Onerous contracts – Cost of fulfilling a contract
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IFRS 3	Reference to Conceptual Framework
Amendments to IFRS	Annual Improvements to IFRSs (2018-2020 Cycle)

Schedule of not applied new and revised IFRSs that have been issued but not yet effective

IFRS 17 and amendments to IFRS17	Insurance Contracts 1)
Amendments to IAS 8	Definition of Accounting Estimate 1)
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policy 1)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 2)

Amendments to IAS 1	Classification of Liabilities as Current or Non-Current 3)
Non current Liabilities with Covenants 3)
Amendments to IFRS 16	Lease Liability in a Sale ans Leaseback 3)
(1)	Effective for annual periods beginning on or after January 1, 2023, with earlier application permitted.
(2)	The effective date for these amendments was deferred indefinitely. Early adoption continues to be permitted.
(3)	Effective for annual periods beginning on or after January 1, 2024, with earlier application permitted.